Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 15 – LEASES

The Company conducts its operations using facilities leased under operating lease agreements that expire at various dates.

The following is a summary of operating lease assets and liabilities as of:

Operating leases	September 30, 2025	December 31, 2024
Assets
Right of use operating lease assets	2,458,573	2,623,880

Liabilities
Current portion of operating lease liabilities	341,371	409,518
Non Current portion of operating lease liabilities	2,273,111	2,349,118
Total lease liabilities	2,614,482	2,758,636

Operating leases	September 30, 2025	December 31, 2024
Weighted average remaining lease terms (years)
Ilabs Info Technology 3rd Floor	4.44	5.19
Ilabs Info Technology 1st Floor	4.83	5.58
Ilabs Info Technology Ground Floor	6.67	7.42
Ilabs Info Technology Basement-3	4.44	-
Village Chhatarpur-1849-1852-Farm	-	0.58

Weighted average discount rate
Ilabs Info Technology 3rd Floor	12.00%	12.00%
Ilabs Info Technology 1st Floor	12.00%	12.00%
Ilabs Info Technology Ground Floor	12.00%	12.00%
Ilabs Info Technology Basement-3	12.00%	-
Village Chhatarpur-1849-1852-Farm	10.00%	10.00%

Supplemental cash flow and other information related to leases are as follows:

	Nine months ended
	September 30, 2025	September 30, 2024
Cash payments for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	573,363	519,018

Maturities of lease liabilities as of September 30, 2025, were as follows:

Fiscal year	Operating Leases Amount (in $)
2025	155,024
2026	636,975
2027	662,675
2028	689,661
2029	717,996
2030 and thereafter	697,248
Total lease payment	3,559,579
Less: Imputed Interest	945,097
Present value of lease liabilities	2,614,482

NOTE 16 – LEASES

The Company conducts its operations using facilities leased under operating lease agreements that expire at various dates.

The following is a summary of operating lease assets and liabilities:

	As of December 31
Operating leases	2024	2023
Assets
ROU operating lease assets	2,623,880	2,657,554

Liabilities
Current portion of operating lease	409,518	396,784
Non Current portion of operating lease	2,349,118	2,351,113
Total lease liabilities	2,758,636	2,747,897

	As of December 31
Operating leases	2024	2023
Weighted average remaining lease term (years)
Ilabs Info Technology 3rd Floor	5.19	6.19
Ilabs Info Technology 1st Floor	5.58	-
Ilabs Info Technology Ground Floor	7.42	8.42
Village Chhatarpur-1849-1852-Farm	0.58	1.58

Weighted average discount rate
Ilabs Info Technology 3rd Floor	12%	12%
Ilabs Info Technology 1st Floor	12%	-
Ilabs Info Technology Ground Floor	12%	12%
Village Chhatarpur-1849-1852-Farm	10%	10%

Supplemental cash flow and other information related to leases are as follows:

	Year ended December 31
	2024	2023
Cash payments for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	705,868	524,766

Maturities of lease liabilities as of December 31, 2024 were as follows:

Operating Leases
Fiscal Year	Amount (in $)
2025	707,907
2026	596,737
2027	608,834
2028	621,537
2029	634,874
2030 and thereafter	703,872
Total Lease Payment	3,873,761
Less: Imputed Interest	1,115,125
Present value of lease liabilities	2,758,636